Financial risk factors - Currency exchange and commodity price risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 EUR (€) country item	Dec. 31, 2016 EUR (€)
Currency exchange risk
Financial risk factors
Number of countries in which the Group operates | country			22
Number of continents in which the Group operates | item			5
Percentage increase in currency exchange rate			1.00%
Increase in shareholders' equity | €			€ 2	€ 13
Commodity price risk
Financial risk factors
Percentage of energy costs relating to gas			50.00%
Forward contracts | Commodity price risk
Financial risk factors
Contractual positions in tranches			10.00%
Forward contracts | Commodity price risk | Estimate
Financial risk factors
Energy risk revenue	72.00%	73.00%